Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2014
Prospectus Date	rr_ProspectusDate	Sep. 01, 2014